Goodwill (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill between December 31, 2024 and March 31, 2025 is as follows:

	Three Months Ended	Year Ended
	March 31, 2025	December 31, 2024
	(in thousands)
Opening balance	$9,051,410	$9,022,075
Current period acquisitions	—	46,126
Foreign exchange movement	13,925	(16,791)
Closing balance	$9,065,335	$9,051,410